INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
13.	INCOME TAXES

The Company, CIAC, Renren Gongying Inc, Link224 Inc., Renren Lianhe Holdings, Wole Inc., JiehunChina Inc., Renren Wealth Inc., Renren CRSP Holdings Inc., Renren CHYP Holdings Inc., Renren PLML Holdings Inc., Renren KURY Holdings Inc., Renren ONER Holdings Inc., Renren LSTAR Holdings Inc., Renren BLCR Holdings Inc., Renren ZHCH Holdings Inc., Renren CHRYPH Holdings Inc., Renren Study Inc., and Renren Finance Inc. are all incorporated in the Cayman Islands. They are tax-exempted under the tax laws of the Cayman Islands.

Chime Technologies, Inc. and Game USA are incorporated in the US and subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. Chime Technologies, Inc. and Game USA did not have taxable income and no income tax expense was provided for the year ended December 31, 2014, 2015 and 2016.

Other subsidiaries and VIEs of the Company domiciled in the PRC were subject to 25% statutory income tax rate in the years presented.

The EIT Law includes a provision specifying that legal entities organized outside PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within PRC. If legal entities organized outside PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income from legal entities organized outside PRC earned to be subject to PRC's 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within PRC.

Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside PRC should be characterized as PRC residents for EIT Law purposes.

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor's jurisdiction of incorporation has a tax treaty with PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with PRC.

The Company's subsidiaries and VIEs located in the PRC had aggregate accumulated deficits as of December 31, 2016. Accordingly, no deferred tax liability had been accrued for the Chinese dividend withholding taxes as of December 31, 2016.

The current and deferred component of income tax expenses which were substantially attributable to the Company's PRC subsidiaries and VIEs and VIEs' subsidiaries, are as follows:

	Years ended December 31,
	2014	2015	2016

Current income tax expense	$1,620	$3,124	$2,470
Deferred income tax expense	4,897	-	-
Total income tax expense	$6,517	$3,124	$2,470

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2015	2016

Current deferred tax assets
Provision for doubtful accounts	$2,526	$5,339
Accrued payroll and welfare	1,175	700
Accrued liabilities-current	2,520	2,409
Less valuation allowance	(6,221)	(8,448)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Excessive advertising fee-non-current	$1,415	$1,572
Excessive employee education fee-non-current	152	150
Net operating loss carry forwards	60,571	54,567
Less valuation allowance	(62,138)	(56,289)

Non-current deferred tax assets, net	$-	$-

Non-current deferred tax liabilities	$-	$-

The Company operates through multiple subsidiaries and VIEs and VIEs' subsidiaries. The valuation allowance is considered on each individual entity basis. The subsidiaries and VIEs and VIEs' subsidiaries registered in the PRC have total deferred tax assets related to net operating loss carry forwards of $60,571 and $54,567 as of December 31, 2015 and 2016, respectively. The Company assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2015 and 2016, valuation allowances were established because the Company believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Reconciliation between the income taxes expense (benefits) computed by applying the PRC tax rate to loss before the provision of income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2014	2015	2016

Loss before provision of income tax	$(12,708)	$(214,585)	$(173,400)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(3,177)	(53,646)	(43,350)
Taxable deemed interest income from inter-company interest-free loans	5,407	5,632	6,925
Non-deductible loss and other expenses not deductible for tax purposes	1,869	41,114	42,571
Effect of income tax exemption of the Company in the Cayman Islands	(17,942)	(27)	(54)
Changes in valuation allowance	20,360	10,051	(3,622)
Income tax expenses	$6,517	$3,124	$2,470

The Company did not identify significant unrecognized tax benefits for the years ended December 31, 2014, 2015 and 2016, respectively. The Company did not incur any interest and penalties related to potential underpaid income tax expenses.

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2010 to 2016 of the Company's PRC subsidiaries and VIEs and VIEs' subsidiaries remain subject to tax audits as of December 31, 2016, at the tax authority's discretion.